BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES INCORPORATED AND CONTROLLED

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

MWE Holdings Limited (“MWE Holdings”)	British Virgin Islands company Incorporated on June 15, 2022 Issued and outstanding 1,000 ordinary shares for US$1,000 Investment holding Provision of investment holding	100% owned by MWH

Multi Ways Equipment Pte Ltd (“Multi Ways SG”)	Singaporean company Incorporated on August 22, 2002 Issued and outstanding 11,462,427 ordinary shares for S$11,462,427 Wholesale and retail trading and renting of industrial machinery and equipment	100% owned by MWE Holdings

Reorganization